IFRS 7 Disclosure	12 Months Ended
Oct. 31, 2024
IFRS 7 Disclosure [Abstract]
IFRS 7 Disclosure
The shaded areas of this MD&A represent

a discussion on risk management policies

and procedures relating to credit, market,

and liquidity risks as required under
IFRS 7, Financial Instruments: Disclosures
, which permits these specific disclosures

to be included in the MD&A. Therefore,

the shaded areas which include Credit
Risk, Market Risk, and Liquidity Risk, form an

integral part of the audited Consolidated

Financial Statements for the years ended October

31, 2024 and
October 31, 2023.
The Basel Framework
The objective of the Basel Framework is to improve the

consistency of capital requirements internationally

and establish minimum regulatory capital

standards
which adequately capture risks. The

Basel Framework sets different risk-sensitive

approaches for calculating credit, market,

and operational RWA.
Credit Risk
Credit risk is the risk of loss if a borrower or

counterparty in a transaction fails to meet

its agreed payment obligations.
Credit risk is one of the most significant and

pervasive risks in banking. Every loan,

extension of credit, or transaction that involves

the transfer of payments
between the Bank and other parties or financial

institutions exposes the Bank to some

degree of credit risk.

The Bank’s primary objective is to be methodical

in its credit risk assessment so that the

Bank can understand, select, and manage

its exposures to reduce
significant fluctuations in earnings.

The Bank’s strategy is to include central oversight of

credit risk in each business, and reinforce

a culture of transparency, accountability, independence, and balance.
WHO MANAGES CREDIT RISK
The responsibility for credit risk management

is enterprise-wide.
To
reinforce ownership of credit risk, credit risk

control functions are integrated into each
business, but also report to Risk Management.
Each business segment’s credit risk control unit is

responsible for its credit decisions and

must comply with established policies, exposure

guidelines, credit
approval limits, and policy/limit exception procedures.

It must also adhere to established enterprise-wide

standards of credit assessment and obtain

Risk
Management’s approval for credit decisions beyond its

discretionary authority.
Risk Management is accountable for oversight

of credit risk by developing policies that

govern and control portfolio risks, and approval

of product-specific
policies, as required.
The Risk Committee oversees the management

of credit risk and annually approves

certain significant credit risk policies.
HOW TD MANAGES CREDIT RISK
The Bank’s Credit Risk Management Framework

outlines the internal risk and control

structure to manage credit risk and includes

risk appetite, policies,
processes, limits and governance. The Credit

Risk Management Framework is maintained by

Risk Management and supports alignment

with the Bank’s risk
appetite for credit risk.
Credit risk policies and credit decision-making

strategies, as well as the discretionary limits

of officers throughout the Bank for extending lines

of credit are
centrally approved by Risk Management,

and the Board where applicable.

Limits are established to monitor and control

country, industry, product, geographic, and group exposure risks in the portfolios in accordance with enterprise-
wide policies.
In the Bank’s Retail businesses, the Bank uses established

underwriting guidelines (which include

collateral and loan-to-value requirements)

along with
approved scoring techniques and standards

in extending, monitoring, and reporting

personal credit. Credit scores and decision

strategies are used in the
origination and ongoing management of new

and existing retail credit exposures. Scoring

models and decision strategies utilize a

combination of borrower
attributes, including, but not limited to, income,

employment status, existing loan exposure

and performance, and size of total bank

relationship, as well as external
data such as credit bureau information, to determine

the amount of credit the Bank is prepared to extend

to retail customers and to estimate future

credit
performance. Established policies and procedures

are in place to govern the use, and

monitor and assess the performance of scoring

models and decision
strategies to align with expected performance

results. Retail credit exposures approved

within the credit centres are subject to ongoing

Retail Risk Management
review to assess the effectiveness of credit decisions

and risk controls, as well as to identify

emerging or systemic issues and trends.

Material policy exceptions
are tracked and reported and larger dollar exposures

and material exceptions to policy are

escalated to Retail Risk Management.
The Bank’s Commercial Banking and Wholesale Banking

businesses use credit risk models and policies

to establish borrower and facility risk

ratings (BRR and
FRR), quantify and monitor the level of risk,

and to aid in the Bank’s effective management of risk.

Risk ratings are also used to determine

the amount of credit
exposure the Bank is willing to extend

to a particular borrower. Management processes are used

to monitor country, industry, and borrower or counterparty risk ratings, which include daily, monthly, quarterly, and annual review requirements for credit exposures. The key parameters used in the Bank’s credit risk models

are
monitored on an ongoing basis.
Unanticipated economic or political changes

in a foreign country could affect cross-border payments

for goods and services, loans, dividends,

and trade-related
finance, as well as repatriation of the Bank’s capital

in that country. The Bank currently has credit exposure in

a number of countries, with the majority of the
exposure in North America. The Bank measures

country risk using approved risk rating models

and qualitative factors that are also used

to establish country
exposure limits covering all aspects of credit

exposure across all businesses. Country risk

ratings are managed on an ongoing

basis and are subject to a detailed
review at least annually.
As part of the Bank’s credit risk strategy, the Bank sets limits on the amount of credit it is prepared to extend

to specific industry sectors. The Bank

monitors its
concentration to any given industry to provide

for a diversified loan portfolio and to reduce

the risk of undue concentration. The Bank

manages this risk using limits
based on an internal risk rating methodology

that considers relevant factors.

The Bank assigns a maximum exposure

limit or a concentration limit to each

major
industry segment which is a percentage of its

total wholesale and commercial private sector

exposure.
The Bank may also set limits on the amount

of credit it is prepared to extend to a particular

entity or group of entities, also referred

to as “entity risk”. All entity
risk is approved by the appropriate decision-making

authority using limits based on the entity’s BRR.

This exposure is monitored on a regular basis.
To
determine the potential loss that could be incurred

under a range of adverse scenarios, the

Bank subjects its credit portfolios to stress

tests. Stress tests
assess vulnerability of the portfolios to

the effects of severe but plausible situations, such as

an economic downturn or a material market

disruption.
Credit Risk and the Basel Framework
The Bank uses the Basel IRB to calculate

credit risk RWA for all material portfolios. Based on exposure class, in accordance with the OSFI CAR

guidelines, either
a foundation approach (Foundation Internal

Ratings-Based (FIRB))

or advanced approach (Advanced

Internal Ratings-Based (AIRB))

is applied.
The following risk parameters are used in

credit risk RWA calculations and may be subject to prescribed floors in some cases:
●

Probability of default (PD) – the likelihood

that the borrower will not be able to meet

its scheduled repayments within a one-year

time horizon.
●

Loss given default (LGD) – the amount

of loss the Bank would likely incur when a

borrower defaults on a loan, which is

expressed as a percentage of exposure
at default (EAD).
●

EAD – the total amount of the Bank’s exposure at

the time of default, including certain off-balance

sheet items.

The FIRB approach primarily uses internally

derived PD, while other components such

as LGD and EAD are prescribed. The

AIRB approach uses internally
derived PD, LGD, and EAD.
To
continue to qualify to use the IRB approaches

for credit risk, the Bank must meet the ongoing

conditions and requirements established by OSFI

and the Basel
Framework. The Bank regularly assesses its

compliance with these requirements.
Credit Risk Exposures Subject to the

IRB Approaches
Banks that adopt the IRB approaches to

credit risk must report credit risk exposures by

counterparty type, each having different underlying

risk characteristics.
These counterparty types may differ from the

presentation in the Bank’s 2024

Consolidated Financial Statements.

The Bank’s credit risk exposures are divided into
two main portfolios, retail and non-retail.
Retail Exposures
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. There
are three sub-types of retail exposures: residential

secured (for example, mortgages and

HELOCs), qualifying revolving retail (for

example, credit cards, unsecured
lines of credit, and overdraft protection products),

and other retail (for example, personal loans,

including secured automobile loans, student

lines of credit, and
small business banking credit products).
The Bank calculates RWA for its retail exposures using the

AIRB approach. All retail PD, LGD, and

EAD parameter models are based on the

internal default
and loss performance history for each of

the three retail exposure sub-types. These parameters

are also used in the calculation of regulatory

capital, economic
capital, and allowance for credit losses.
Account-level PD, LGD, and EAD models are

built for each product portfolio and calibrated

based on the observed account-level default

and loss performance
for the portfolio.

Consistent with the AIRB approach, the Bank

defines default for exposures as delinquency

of 90 days or more for the majority

of retail credit portfolios. LGD
estimates used in the RWA calculations reflect economic losses,

such as direct and indirect costs as well as

any appropriate discount to account

for time between
default and ultimate recovery. EAD estimates reflect the historically observed utilization of credit limits at default.

PD, LGD, and EAD models are calibrated

using
established statistical methods, such as logistic

and linear regression techniques. Predictive

attributes in the models may include account

attributes, such as loan
size, interest rate, and collateral, where

applicable; an account’s previous history and

current status; an account’s age on book; a customer’s

credit bureau
attributes; a customer’s other holdings

with the Bank; and macroeconomic inputs,

such as unemployment rate. For secured

products such as residential
mortgages, property characteristics, loan-to-value

ratios, and a customer’s equity in

the property, play a significant role in PD as well as in LGD models.

All risk parameter estimates are updated

on a quarterly basis based on the refreshed

model inputs. Parameter estimation is fully automated

based on approved
formulas and is not subject to manual overrides.

Exposures are then assigned to pre-defined

PD segments based on their estimated long-run

average one-year PD.

The predictive power of the Bank’s retail credit

models is assessed against the most recently

available one-year default and loss performance

on a quarterly basis.
All models are also subject

to a comprehensive independent validation as

outlined in the “Model Risk Management”

section of this disclosure.
Long-run PD estimates are generated by

including key economic indicators, such as

interest rates and unemployment rates, and

using their long-run average
over the credit cycle to estimate PD.

LGD estimates are required to reflect a downturn

scenario. Downturn LGD estimates are generated

by using macroeconomic inputs, such

as changes in
housing prices and unemployment rates

expected in an appropriately severe downturn

scenario.

For unsecured products, downturn LGD estimates

reflect the observed lower recoveries

for exposures defaulted during the 2008

to 2009 recession. For
products secured by residential real estate,

such as mortgages and HELOCs,

downturn LGD reflects the potential impact

of a severe housing downturn. EAD
estimates similarly reflect a downturn scenario.
The following table maps PD ranges

to risk levels:
Risk assessment PD Segment PD Range
Low Risk 1 0.00 to 0.15%
Normal Risk 2 0.16 to 0.41
3 0.42 to 1.10
Medium Risk 4 1.11 to 2.93
5 2.94 to 4.74
High Risk 6 4.75 to 7.59
7 7.60 to 18.24
8 18.25 to 99.99
Default 9 100.00
Non-Retail Exposures
In the non-retail portfolio, the Bank manages

exposures on an individual borrower basis, using

industry and sector-specific credit risk

models, and expert judgment.
The Bank has categorized non-retail credit risk

exposures according to the following

Basel counterparty types: corporate, including

wholesale and commercial
customers, sovereign, and bank. Under the

IRB approaches, CMHC-insured mortgages

are considered sovereign risk and are

therefore classified as non-retail.

The Bank evaluates credit risk for non-retail

exposures by using both a BRR and

FRR. The Bank uses this system for all corporate,

sovereign, and bank
exposures. The Bank determines the risk

ratings using industry and sector-specific

credit risk models that are based on

internal historical data. In Canada, for both
the wholesale and commercial lending portfolios,

credit risk models are calibrated based on internal

data beginning in 1994. In the U.S.,

credit risk models are
calibrated based on internal data beginning in

2007. All borrowers and

facilities are assigned an internal risk rating

that must be reviewed at least once each

year.
External data such as rating agency default rates

or loss databases are used to benchmark

the parameters.

Internal risk ratings (BRR and FRR) are key

to portfolio monitoring and management,

and are used to set exposure limits and loan

pricing. Internal risk ratings
are also used in the calculation of regulatory

capital, economic capital, and allowance

for credit losses.

Borrower Risk Rating and PD
Each borrower is assigned a BRR that

reflects the PD of the borrower using proprietary

models and expert judgment. In assessing

borrower risk, the Bank reviews
the borrower’s competitive position,

financial performance, economic, and industry

trends, management quality, and access to funds. Under the IRB approaches,
borrowers are grouped into BRR grades

where a PD is calibrated for each BRR grade.

Use of projections for model implied risk ratings

is not permitted and BRRs
may not incorporate a projected reversal,

stabilization of negative trends, or the acceleration

of existing positive trends. Historic financial results

can however be
sensitized to account for events that have occurred,

or are about to occur, such as additional debt incurred

by a borrower since the date of the last

set of financial
statements. In conducting an assessment

of the BRR, all relevant and material information

must be taken into account and the information

being used must be
current. Quantitative rating models are used

to rank the expected through-the-cycle PD, and

these models are segmented into categories

based on industry and
borrower size. The quantitative model output

can be modified in some cases by expert judgment,

as prescribed within the Bank’s credit policies.
To
calibrate PDs for each BRR band, the Bank

computes yearly transition matrices based

on annual cohorts and then estimates the average

annual PD for each
BRR. The PD is set at the average estimation

level plus an appropriate adjustment to

cover statistical and model uncertainty. The calibration process for PD is a
through-the-cycle approach.
TD’s 21-point BRR scale broadly aligns to external

ratings as follows:
Description Rating category Standard & Poor’s Moody’s Investor Services
Investment grade 0 to 1C AAA to AA- Aaa to Aa3
2A to 2C A+ to A- A1 to A3
3A to 3C BBB+ to BBB- Baa1 to Baa3
Non-investment grade 4A to 4C BB+ to BB- Ba1 to Ba3
5A to 5C B+ to B- B1 to B3
Watch and classified 6 to 8 CCC+ to CC and below Caa1 to Ca and below
Impaired/default 9A to 9B Default Default
Facility Risk Rating and LGD
The FRR maps to LGD, with different models used

based on industry and obligor size, and

takes into account facility-specific characteristics

such as collateral,
seniority ranking of debt, loan structure,

and borrower enterprise value.
Average LGD and the statistical uncertainty of LGD

are estimated for each FRR grade. In some

FRR models, the scarcity of historical default

events requires
the model to output a rank-ordering which

is then mapped through expert judgment

to the quantitative LGD scale.

Under the FIRB approach, LGDs are prescribed

whereas the AIRB approach stipulates the use

of downturn LGD, where the downturn period,

as determined by
internal and/or external experience, suggests

higher than average loss rates or lower

than average recovery.
To reflect this, calibrated LGDs take into account
both the statistical estimation uncertainty and

the higher than average LGDs experienced

during downturn periods.
Exposure at Default

The Bank calculates non-retail EAD by first

measuring the drawn amount of a facility and

then adding a potential increased utilization

at default from the undrawn
portion, if any. Usage Given Default (UGD) is measured as the percentage of undrawn exposure that would be expected

to be drawn by a borrower defaulting in
the next year, in addition to the amount that already has been drawn by the borrower. In the absence of credit mitigation effects or other details, the EAD is set at
the drawn amount plus (estimated UGD

x undrawn) for AIRB exposure, or (prescribed

UGD x undrawn) for FIRB exposures.
BRR and drawn ratio up to one-year prior

to default are predictors for UGD under the AIRB

approach.

Consequently, the UGD estimates are calibrated by BRR
and drawn ratio, the latter representing

the ratio of the drawn to authorized amounts.

Historical UGD experience is studied for any downturn

impacts, similar to the LGD downturn analysis.

The Bank has not found downturn UGD

to be significantly
different from average UGD, therefore the UGDs under

AIRB are set at the average calibrated

level, by drawn ratio and/or BRR, plus

an appropriate adjustment for
statistical and model uncertainty.
UGDs under the FIRB approach are prescribed

for relevant exposure classes.
Credit Risk Exposures Subject to the Standardized

Approach (SA)
Currently the SA to credit risk is used

for new portfolios, which are in the process of

transitioning to IRB approaches, or exempted portfolios

which are either
immaterial or expected to wind down. The

Bank primarily applies SA to certain segments

within both the Retail and Non-retail portfolios.

Under the SA, the
exposure amounts are multiplied by risk

weights prescribed by OSFI, based on the

OSFI Capital Adequacy Requirements

(CAR) guidelines, to determine RWA.
These risk weights are assigned according

to certain factors including counterparty type,

product type, and the nature/extent of

credit risk mitigation. The Bank
uses external credit ratings, including Moody’s and S&P

to determine the appropriate risk weight

for its exposures to sovereigns and central

banks, public sector
entities (PSEs), banks (regulated DTIs and

securities firms), and corporates. The Bank

applies SA to certain retail portfolios, including

Real Estate Secured
Lending (RESL), where the assigned risk

weight is primarily based on the exposure’s Loan-to-Value ratio and whether the exposure is categorized as income
producing or general.
Lower risk weights apply where approved

credit risk mitigants exist. For off-balance sheet

exposures, specified credit conversion

factors are used to convert the
notional amount of the exposure into a credit

equivalent amount.
Derivative Exposures
Credit risk on derivative financial instruments,

also known as counterparty credit risk,

is the risk of a financial loss occurring as a result

of the failure of a
counterparty to meet its obligation to the Bank.

Derivative-related credit risks are subject to

the same credit approval standards that

the Bank uses for assessing
loans. These standards include evaluating

the creditworthiness of counterparties,

measuring and monitoring exposures, including

wrong-way risk exposures, and
managing the size, diversification, and

maturity structure of the portfolios.
The Bank uses various qualitative and quantitative

methods to measure and manage counterparty

credit risk. These include statistical methods

to measure the
current and future potential risk, as well as

ongoing stress testing to identify and quantify

exposure under a range of adverse scenarios.

The Bank establishes
various limits to manage business volumes

and concentrations. Risk Management

independently measures and monitors

counterparty credit risk relative to
established credit policies and limits. As

part of the credit risk monitoring process,

management periodically reviews all exposures,

including exposures resulting
from derivative financial instruments to higher

risk counterparties, and to assess the

valuation of underlying financial instruments and

the impact evolving market
conditions may have on the Bank.
There are two types of wrong-way risk exposures,

namely general and specific. General

wrong-way risk arises when the PD of the

counterparties moves in the
same direction as a given market risk factor. Specific wrong-way risk arises when the exposure to a particular

counterparty moves in the same direction as

the PD
of the counterparty due to the nature of

the transactions entered into with that counterparty. These exposures require specific approval within the credit approval
process. The Bank measures and manages

specific wrong-way risk exposures in the

same manner as direct loan obligations

and controls them by way of
approved credit facility limits.
The Bank uses the standardized approach

for counterparty credit risk to calculate

the EAD amount, which is defined by OSFI as

a multiple of the summation of
replacement cost and potential future exposure,

to estimate the risk and determine regulatory

capital requirements

for derivative exposures.
Credit Valuation Adjustment Risk
The Bank maintains policies and procedures

that govern the valuation and hedging of

Credit Valuation Adjustment (CVA) risk. These policies, procedures and associated results are regularly reviewed and

approved by senior management. While

CVA risk, capital and hedging is managed and owned by a

dedicated
business function, the independent Risk

Management function oversees the process,

including the effectiveness of hedges, reporting

and monitoring for
compliance to policies and frameworks and

adherence to risk appetite. Quantitative

models used for CVA risk and CVA capital comply with TD’s Model Risk
Management Framework.
Validation of the Credit Risk Rating System
Credit risk rating systems and methodologies

are independently validated on a regular

basis to verify that they remain accurate predictors

of risk. The validation
process includes the following considerations:
–
●

Risk parameter estimates – PDs, LGDs, and

EADs are reviewed and updated against actual

loss experience to verify that estimates

continue to be reasonable
predictors of potential loss.
●

Model performance – Estimates continue

to be discriminatory, stable, and predictive.
●

Data quality – Data used in the risk rating

system is accurate, appropriate, and sufficient.
●

Assumptions – Key assumptions underlying

the development of the model remain

valid for the current portfolio and environment.
Risk Management verifies that the credit

risk rating system complies with the Bank’s

Model Risk Policy. At least annually, the Risk Committee is informed of the performance of the credit risk rating system.

The Risk Committee must approve any material

changes to the Bank’s credit risk rating system.
Credit Risk Mitigation

The techniques the Bank uses to reduce or

mitigate credit risk include written policies

and procedures to value and manage financial

and non-financial security
(collateral) and to review and negotiate netting

agreements. The amount and type of

collateral, and other credit risk mitigation

techniques required, are based on
the Bank’s own assessment of the borrower’s

or counterparty’s credit quality and capacity

to pay.
In the Retail and Commercial banking businesses,

security for loans is primarily non-financial

and includes residential real estate, real

estate under
development, commercial real estate, automobiles,

and other business assets, such as accounts

receivable, inventory, and fixed assets. In the Wholesale Banking business, a large portion of loans are

to investment grade borrowers where no security

is pledged. Non-investment grade borrowers

typically pledge business
assets in the same manner as commercial

borrowers. Common standards across the Bank

are used to value collateral, determine

frequency of recalculation, and
to document, register, perfect, and monitor collateral.
The Bank mitigates derivative counterparty

exposure using mitigation strategies

that include master netting agreements,

collateral pledging, and central clearing
houses. Master netting agreements allow

the Bank to offset and arrive at a net obligation

amount, whereas collateral agreements allow

the Bank to secure the
Bank’s exposure. Security for derivative exposures

is primarily financial and includes

cash and negotiable securities issued by highly

rated governments and
investment grade issuers. Central clearing houses

further reduce bilateral credit risk by taking

the opposite position to each trade.

In all but exceptional situations, the Bank

secures collateral by taking possession and

controlling it in a jurisdiction where it can legally

enforce its collateral
rights. In exceptional situations and when demanded

by the Bank’s counterparty, the Bank holds or pledges collateral with an acceptable third-party custodian.

The
Bank documents all such third party arrangements

with industry standard agreements.
Occasionally, the Bank may take guarantees to reduce the risk in credit exposures. For credit risk exposures subject

to the IRB approaches, the Bank only
recognizes irrevocable guarantees for

Commercial Banking and Wholesale Banking

credit exposures that are provided by entities

with a better risk rating than that
of the borrower or counterparty to the

transaction.
The Bank makes use of credit derivatives

to mitigate credit risk. The credit, legal, and

other risks associated with these transactions

are controlled through well-
established procedures. The Bank’s policy is

to enter into these transactions with investment

grade financial institutions and transact

on a collateralized basis.
Credit risk to these counterparties is managed

through the same approval, limit, and monitoring

processes the Bank uses for all counterparties

for which it has
credit exposure.
The Bank uses appraisals as well as valuations

via automated valuation models (AVMs) to support property values when adjudicating loans collateralized by
residential property. AVMs are computer-based tools used to estimate or validate the market value of residential property and uses

market comparables and price
trends for local market areas. The primary

risk associated with the use of these tools

is that the value of an individual property

may vary significantly from the
average for the market area. The Bank has

specific risk management guidelines addressing

the circumstances when they may be used,

and processes to
periodically validate AVMs including obtaining third-party appraisals.
Other Credit Risk Exposures
Non-trading Equity Exposures
The Bank applies the standardized approach

to calculate RWA on non-trading equity exposures. Under

the standardized approach, a
250 % risk weight is applied
to equity holdings with the exception of speculative

unlisted equities that receive a
400
% risk weight. Equity exposures to

sovereigns and holdings made under
legislated programs continue to follow the

OSFI prescribed risk weights of
0%, 20 % or 100%.
Securitization Exposures

The Bank applies risk weights to all securitization

exposures under the revised securitization

framework published by OSFI. The revised

securitization framework
includes a hierarchy of approaches to determine

capital treatment, and transactions that

meet the simple, transparent, and comparable

requirements that are
eligible for preferential capital treatment.
The Bank uses Internal Ratings-Based Approach

(SEC-IRBA) for qualified exposures.

Under SEC-IRBA, risk weights are determined

using a loss coverage
model that quantifies and monitors the level

of risk. The SEC-IRBA also considers

credit enhancements available for loss protection.
For externally rated exposures that do not

qualify for SEC-IRBA, the Bank uses an

External Ratings-Based Approach (SEC-ERBA).

Risk weights are assigned
to exposures using external ratings by external

rating agencies, including Moody’s and S&P. The SEC-ERBA also takes into account additional factors, including
the type of the rating (long-term or short-term),

maturity, and the seniority of the position.

For exposures that do not qualify for SEC-IRBA

or SEC-ERBA, and are held by an ABCP

issuing conduit, the Bank uses the

Internal Assessment Approach
(IAA).
Under the IAA, the Bank considers all relevant

risk factors in assessing the credit quality

of these exposures, including those published

by the Moody’s and S&P
rating agencies. The Bank also uses loss

coverage models and policies to quantify

and monitor the level of risk, and facilitate

its management. The Bank’s IAA
process includes an assessment of the extent

by which the enhancement available for loss

protection provides coverage of expected

losses. The levels of
stressed coverage the Bank requires for each

internal risk rating are consistent with the

rating agencies’ published stressed factor

requirements for their equivalent
external ratings by asset class. Under the

IAA, exposures are multiplied by OSFI prescribed

risk weights to calculate RWA for capital purposes.

For exposures that do not qualify for SEC-IRBA,

SEC-ERBA or the IAA, the Bank

uses the SA (SEC-SA). Under SEC-SA,

the primary factors that determine the
risk weights include the asset class of the underlying

loans, the seniority of the position, the level

of credit enhancements, and historical

delinquency rates.
Irrespective of the approach being used to

determine the risk weights, all exposures are

assigned an internal risk rating based on

the Bank’s assessment, which
must be reviewed at least annually. The ratings scale TD uses corresponds to the long-term ratings scales used by

the rating agencies.

The Bank’s internal rating process is subject

to all of the key elements and principles of

the Bank’s risk governance structure, and is managed

in the same way
as outlined in this “Credit Risk” section.

The Bank uses the results of the internal rating

in all aspects of its credit risk management,

including performance tracking, control mechanisms,

and
management reporting.
Market Risk
Trading Market Risk is the risk of loss from financial instruments held in trading portfolios due to adverse

movements in market factors. These market

factors
include interest rates, foreign exchange rates,

equity prices, commodity prices, credit

spreads, and their respective volatilities.
Non-Trading Market Risk is the risk of loss on the balance

sheet or volatility in earnings from non-trading

activities such as asset-liability management

or
investments, due to adverse movements

in market factors. These market factors

are predominantly interest rates, credit

spreads, foreign exchange rates and
equity prices.

The Bank is exposed to market risk in its

trading and investment portfolios, as well

as through its non-trading activities. The Bank

is an active participant in the
market through its trading and investment

portfolios, seeking to realize returns

for the Bank through careful management of its

positions and inventories. In the
Bank’s non-trading activities, it is exposed to

market risk through the everyday banking transactions

that the Bank executes with its customers.
The Bank complied with the Basel III

market risk requirements as at October 31, 2024,

using the Standardized Approach.
MARKET RISK IN TRADING ACTIVITIES
The overall objective of the Bank’s trading businesses

is to provide wholesale banking services,

including facilitation and liquidity, to clients of the Bank. The Bank must take on risk in order to provide effective

service in markets where its clients trade.

In particular, the Bank needs to hold inventory, act as principal to facilitate client transactions, and underwrite new issues.

The Bank also trades in order to have in-depth

knowledge of market conditions to provide

the most efficient and
effective pricing and service to clients,

while balancing the risks inherent in its dealing

activities.
WHO MANAGES MARKET RISK IN TRADING

ACTIVITIES
Primary responsibility for managing market

risk in trading activities lies with Wholesale

Banking,

with oversight from Market Risk Control

within Risk Management.
The Market Risk Control Committee meets

regularly to review the market risk profile

and trading results of the Bank’s trading businesses.

The committee is
chaired by the Vice President, Head of Market Risk,

and includes Wholesale Banking senior

management.
There were no significant reclassifications

between trading and non-trading books during

the year ended October 31, 2024.
-80
-70
-60
-50
-40
-30
-20
-10
0
10
20
30
40
50
11/1/2023
11/10/2023 11/21/2023 11/30/2023 12/11/2023 12/20/2023
1/2/2024
1/11/2024 1/22/2024 1/31/2024
2/9/2024
2/20/2024 2/29/2024 3/11/2024 3/20/2024 3/29/2024
4/9/2024
4/18/2024 4/29/2024
5/8/2024
5/17/2024 5/28/2024
6/6/2024
6/17/2024 6/26/2024
7/5/2024
7/16/2024 7/25/2024
8/5/2024
8/14/2024 8/23/2024
9/3/2024
9/12/2024 9/23/2024 10/2/2024
10/11/2024 10/22/2024 10/31/2024
TOTAL VALUE-AT-RISK

AND TRADING NET REVENUE
(millions of Canadian dollars)

Trading net revenue

Value-at-Risk
HOW TD MANAGES MARKET RISK IN TRADING

ACTIVITIES
Market risk plays a key part in the assessment

of trading business strategies. The process

for the Bank to launch new trading initiatives,

or expand existing ones,
involves an assessment of risk with respect

to the Bank’s risk appetite and business expertise

and an assessment of the appropriate infrastructure

required to
monitor, control, and manage the risk. The Trading Market Risk Framework outlines the management of trading market

risk and incorporates risk appetite, risk
governance structures, risk identification, risk

measurement, and risk control. The Trading Market

Risk Framework is maintained by Risk

Management and
supports alignment with the Bank’s risk appetite

for trading market risk.
Processes are in place to classify positions

as either trading book or banking book for

the purpose of calculating regulatory capital, per

OSFI CAR Guidelines.
Policies define the governance and monitoring

requirements of internal risk transfers.
Trading Limits
The Bank sets trading limits that are

consistent with the approved business strategy

for each business and its tolerance for the

associated market risk, aligned to
its market risk appetite. In setting limits, the

Bank takes

into account market volatility, market liquidity, organizational experience,

and business strategy. Limits are
prescribed at the Wholesale Banking level in

aggregate, as well as at more granular

levels.
The core market risk limits are based on

the key risk drivers in the business and includes

notional, credit spread, yield curve

shift, price, and volatility limits.

Another primary measure of trading limits is

VaR,

which the Bank uses to monitor and

control overall risk levels. VaR measures the adverse impact that
potential changes in market rates and prices

could have on the value of a portfolio over a

specified period of time.
At the end of each day, risk positions are compared with risk limits,

and any excesses are reported in accordance

with established market risk policies and
procedures.
Calculating VaR
The Bank computes total VaR on a daily basis by combining the General

Market Risk (GMR) and Idiosyncratic Debt

Specific Risk (IDSR) associated with the
Bank’s trading positions.
GMR is determined by creating a distribution

of potential changes to the market value of

the current portfolio using historical simulation.

The Bank values the
current portfolio using the market price and rate

changes of the most recent
259

trading days for equity, interest rate, foreign exchange, credit, and commodity
products. GMR is computed as the threshold

level that portfolio losses are not expected

to exceed more than
one

out of every
100

trading days. A
one-day

holding
period is used for GMR calculation.
IDSR measures idiosyncratic (single-name) credit

spread risk

for credit exposures in the trading portfolio

using Monte Carlo simulation. The IDSR

model is
based on the historical behaviour of five-year idiosyncratic credit spreads. Similar to GMR, IDSR is

computed as the threshold level that portfolio

losses are not
expected to exceed more than one

out of every
100

trading days. IDSR is measured for a
ten-day

holding period.
The following graph discloses daily one-day

VaR usage and trading net revenue, reported on a TEB,

within Wholesale Banking. Trading net revenue includes
trading income and net interest income related

to positions within the Bank’s market risk capital

trading books. For the year ending October 31,

2024, there
were 12

days of trading losses and trading net

revenue was positive for
95
% of the trading days, reflecting normal

trading activity. Losses in the year did not
exceed VaR on any trading day.
VaR is a valuable risk measure but it should be used in the

context of its limitations, for example:
●

VaR uses historical data to estimate future events, which limits its forecasting abilities;
●

it does not provide information on losses beyond

the selected confidence level; and
●

it assumes that all positions can be liquidated

during the holding period used for VaR calculation.
The Bank continuously improves its VaR methodologies and incorporates new risk measures in line with market

conventions, industry practices, and regulatory
requirements.

To mitigate some of the shortcomings of VaR, the Bank uses additional metrics designed for risk management.

This include Stress Testing as well as
sensitivities to various market risk factors.
The following table presents the end of year, average, high,

and low usage of TD’s portfolio metrics.
TABLE 44: PORTFOLIO MARKET RISK

MEASURES
(millions of Canadian dollars) 2024 2023
As at Average High Low As at Average High Low
Interest rate risk $ 8.4 $ 16.8 $ 27.7 $ 5.1 $ 21.1 $ 24.9 $ 44.2 $ 12.2
Credit spread risk 25.1 30.0 40.5 18.9 31.5 31.6 41.9 22.5
Equity risk 7.7 7.8 12.0 5.2 6.0 9.4 15.8 5.7
Foreign exchange risk 5.2 2.9 7.8 1.2 2.1 3.5 9.7 1.0
Commodity risk 6.0 4.5 11.5 2.2 2.9 4.8 11.7 2.3
Idiosyncratic debt specific risk 18.2 20.3 29.7 13.8 28.4 33.2 57.2 20.3
Diversification effect 1 (45.0) (50.8) n/m 2 n/m (57.4) (62.6) n/m n/m
Total Value-at-Risk (one-day) 25.6 31.5 44.9 21.8 34.6 44.8 69.6 30.1
1

The aggregate VaR is less than the sum of the VaR

of the different risk types due to risk offsets resulting from portfolio diversification.
2

Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Validation of VaR Model

The Bank uses a back-testing process

to compare the actual profits

and losses to VaR to review their consistency with the

statistical results of the VaR model.
Stress Testing
The Bank’s trading business is subject to an overall global

stress test limit. In addition, global businesses

have stress test limits, and each broad risk

class has an
overall stress test threshold. Stress scenarios

are designed to model extreme economic events,

replicate worst-case historical experiences,

or introduce severe,
but plausible,

hypothetical changes in key market risk

factors. The stress testing program includes

scenarios developed using actual historical

market data during
periods of market disruption, in addition

to hypothetical scenarios developed by

Risk Management. Stress tests

are produced and reviewed regularly.

The events
the Bank has modelled include the 1987 equity

market crash, the 1998 Russian debt default

crisis, the aftermath of September 11, 2001, the 2007 ABCP crisis, the credit crisis of Fall 2008,

the Brexit referendum of June 2016, and

the COVID-19 pandemic of 2020.

MARKET RISK IN OTHER WHOLESALE

BANKING ACTIVITIES
The Bank is also exposed to market risk arising

from its investment portfolio and other non-trading

portfolios.

Risk Management reviews and approves

policies and
procedures, which are established to

monitor, measure, and mitigate these risks.
Structural (Non-Trading) Market Risk
Structural (Non-Trading) Market Risk generally arises from traditional banking activities, such as personal and

commercial banking products (loans and deposits),
as well as related funding, investments and

HQLA. It does not include market risk

from TD’s Wholesale Banking or Insurance businesses.

Structural market risks
primarily include interest rate risk and

foreign exchange risk.
WHO MANAGES STRUCTURAL (NON-TRADING)

MARKET RISK
The TBSM group measures and manages the

market risks of non-trading banking activities

outside of TD’s Wholesale Banking and Insurance

businesses, with
oversight from the ALCO. The Market

Risk Control function provides independent

oversight, governance, and control of these

market risks. The Risk Committee
reviews and approves key non-trading

market risk policies and monitors the Bank’s positions

and compliance with these policies

through regular reporting and
updates from senior management.
HOW TD MANAGES STRUCTURAL (NON-TRADING)

MARKET RISK
Non-trading interest rate risk, if not managed,

has the potential to increase earnings

volatility and generate losses without contributing

long term expected value.
To
manage this risk, the Bank’s non-trading asset and

liability profile is managed in accordance

with a target and series of limits to control

the impact of interest
rate changes on the Bank’s NII,
while maintaining the Bank’s economic value sensitivity

within risk appetite.

Managing Structural Interest Rate Risk
Interest rate risk is the impact that changes

in interest rates could have on the Bank’s margins,

earnings, and economic value. Interest rate

risk management is
designed to generate stable and predictable

earnings over time. The Bank has adopted

a disciplined hedging approach to manage

the net interest income from its
asset and liability positions. Key aspects of

this approach are:
●

Evaluating and managing the impact of rising

or falling interest rates on net interest income

and economic value, and developing strategies

to manage overall
sensitivity to rates across varying interest

rate scenarios;
●

Modelling the expected impact of customer

behaviour on TD’s products (e.g., how actively

customers exercise embedded options,

such as prepaying a loan or
redeeming a deposit before its maturity date);

●

Assigning target-modelled maturity profiles

for non-maturity assets, liabilities, and equity;
●

Measuring the margins of TD’s banking products

on a fully-hedged basis, including the impact

of financial options that are granted

to customers; and

●

Developing and implementing strategies

to stabilize net interest income from all retail and

commercial banking products.
The Bank is exposed to the interest rate risk

from “mismatched positions”

which occur when asset and liability principal

and interest cash flows have different
repricing or maturity dates. The Bank measures

this risk based on an assessment of:

contractual cash flows, product-embedded

optionality, customer behaviour
expectations and the modelled maturity

profiles for non-maturity products.
To
manage this risk, the Bank primarily uses

financial derivatives, wholesale
investments and funding instruments.

The Bank also measures its exposure

to non-maturity liabilities, such as core deposits,

by assessing interest rate elasticity and balance

permanence using
historical data and business judgment. Fluctuations

of non-maturity deposits can occur due

to factors such as interest rate and equity

market movements, and
changes to customer liquidity preferences.

Banking product optionality, whether from freestanding options such as mortgage rate commitments or options

embedded within loans and deposits, expose

the
Bank to significant financial risk. To manage these exposures, the Bank purchases options or uses a dynamic hedging

process designed to replicate the payoff of
a purchased option.
● Rate Commitments
: The Bank measures its exposure from

freestanding mortgage rate commitment

options using an expected funding profile based

on
historical experience. Customers’ propensity

to fund, and their preference for fixed or

floating rate mortgage products, is influenced

by factors such as market
mortgage rates, house prices, and seasonality.
●
Asset Prepayment and other Embedded

Options
: The Bank models its exposure to options

embedded in some of its products based on

analyses of
customer behaviour. Examples of modeled options are the right to prepay residential mortgage loans,

and the right to early redeem some

term deposit products.
For mortgages, econometric models are used

to model prepayments and the effects of prepayment

behaviour to the Bank. In general, mortgage

prepayments
are also affected by factors such as mortgage age,

house prices, and GDP growth. The combined

impacts from these parameters are also

assessed to
determine a core liquidation speed that is independent

of market incentives. A similar analysis is

undertaken for other products with embedded

optionality.
Structural Interest Rate Risk Measures
The primary measures for this risk are Economic

Value of Shareholders’ Equity (EVE) Sensitivity and Net Interest

Income Sensitivity (NIIS).
EVE Sensitivity measures the impact of a

specified interest rate shock to the net present

value of the Bank’s banking book assets, liabilities,

and certain off-
balance sheet items. It reflects a measurement

of the potential present value impact on

shareholders’ equity without an assumed term

profile for the management
of the Bank’s own equity and excludes product

margins.

NIIS measures the NII change over a twelve-month

horizon for a specified change in interest

rates for banking book assets, liabilities,

and certain off-balance
sheet items assuming a constant balance

sheet over the period.

The Bank’s Market Risk policy sets overall limits

on structural interest rate risk measures.

These limits are periodically reviewed and approved

by the Risk
Committee.

In addition to the Board policy limits, book-level

risk limits for the Bank’s management of non-trading

interest rate risk are set by Risk Management.
Exposures against these limits are routinely

monitored and reported, and breaches of the

Board limits, if any, are escalated to both the ALCO and the

Risk
Committee.
TABLE 45: STRUCTURAL INTEREST

RATE SENSITIVITY MEASURES
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
EVE NII 1,2 EVE NII 1
Sensitivity Sensitivity
1
Sensitivity Sensitivity
1
Canada
U.S.

Total Canada U.S. Total Total Total
Before-tax impact of

100 bps increase in rates
$ (643) $ (1,846) $ (2,489) $ 301 $ 419 $ 720 $ (2,211) $ 920

100 bps decrease in rates
496 1,418 1,914 (357) (626) (983) 1,599 (1,099)
Represents the twelve-month NII exposure to an immediate and sustained shock in rates.
As at October 31, 2024, an immediate and

sustained 100 bps increase in interest rates

would have a negative impact to the Bank’s EVE

of $
2,489

million, an
increase of $ 278

million from last year, and a positive impact to the Bank’s NII of

$
720

million, a decrease of $
200

million from last year. An immediate and
sustained 100 bps decrease in interest rates

would have a positive impact to the Bank’s EVE

of $
1,914

million, an increase of $
315

million from last year, and a
negative impact to the Bank’s NII of $ 983

million, a decrease of $
116

million from last year. The year-over-year increases in both up and down shock EVE
Sensitivity is primarily due to an increase in

the sensitivity of net assets funded by equity.

The year-over-year decreases in both up and

down shock NIIS is
primarily due to Treasury hedging activity. As at October 31, 2024, reported EVE and NII Sensitivities remain within the Bank’s

risk appetite and established Board
limits.
Managing Non-trading Foreign Exchange

Risk
Foreign exchange risk refers to losses that

could result from changes in foreign-currency

exchange rates. Assets and liabilities

that are denominated in foreign
currencies create foreign exchange risk.

The Bank is exposed to non-trading foreign exchange

risk primarily from its investments in foreign

operations. When the Bank’s foreign currency

assets are
greater or less than its liabilities in that

currency, they create a foreign currency open position. An adverse change in foreign exchange rates can impact

the Bank’s
reported net income and shareholders’

equity, and its capital ratios.

To minimize the impact of an adverse foreign exchange rate change on certain capital ratios, the Bank’s net investments in

foreign operations are hedged so
certain capital ratios change by no more

than an acceptable amount for a given change

in foreign exchange rates. The Bank does not

generally hedge the
earnings of foreign subsidiaries which results

in changes to the Bank’s consolidated earnings

when relevant foreign exchange rates

change.
Other Non-trading Market Risks
Other structural market risks monitored on a regular

basis include:
● Basis Risk
– The Bank is exposed to risks related

to the difference in various market indices.
● Equity Risk

–
The Bank is exposed to non-trading equity

risk from investment securities designated

at FVOCI, equity-linked guaranteed investment

certificate
product offerings

and share-based compensation plans

where certain employees are awarded

share units equivalent to the Bank’s common

shares as
compensation for services provided to

the Bank. These share units are recorded

as a liability over the vesting period and revalued

at each reporting period until
settled in cash, and changes in the Bank’s share

price can impact non-interest expenses.

The Bank uses equity derivative instruments

to manage its non-
trading equity price risk.
Managing Investment Portfolios
The Bank manages a securities portfolio

that is integrated into the overall asset and

liability management process. The securities

portfolio is comprised of high-
quality, low-risk securities and managed in a manner appropriate to the attainment of the following goals: (1)

to generate a targeted credit of funds to deposit
balances that are in excess of loan balances;

(2) to provide a sufficient pool of liquid assets

to meet deposit and loan fluctuations and overall

liquidity management
objectives; (3) to provide eligible securities

to meet collateral and cash management requirements;

and (4) to manage the target interest rate risk

profile of the
balance sheet. The Risk Committee reviews

and approves the Enterprise Investment

Policy that sets out limits for the Bank’s investment

portfolio. In addition, the
Wholesale Banking and Insurance businesses

also hold investments that are managed

separately.
WHY NET INTEREST MARGIN FLUCTUATES

OVER TIME
As previously noted, the Bank’s approach to structural

(non-trading) market risk is designed

to generate stable and predictable earnings

over time, regardless of
cash flow mismatches and the exercise

of options granted to customers.

This approach also creates margin certainty

on loan and deposit profitability as they are
booked. Despite this approach however, the Bank’s NIM is

subject to change over time for the following

reasons (among others):
●

Differences in margins earned on new and renewing

products relative to the margin previously

earned on matured products;
●

Weighted-average margin impact from

changes in business and product mix;
●

Changes in the basis between certain market

indices;
●

The lag in changing product prices in response

to changes in market interest rates,

including rate-sensitive deposit pricing;
●

Changes from the repricing of hedging strategies

to manage the investment profile of the

Bank’s non-rate sensitive deposits; and
●

Margin changes from the portion of the Bank’s deposits

that are non-rate sensitive but not expected

to be longer term in nature, resulting in a

shorter term
investment profile and higher sensitivity

to short-term rates.
The general level of interest rates will affect the return

the Bank generates on its modelled

maturity profile for core non-rate sensitive deposits

and the investment
profile for its net equity position as it evolves

over time. The general level of interest rates

is also a key driver of some modelled option

exposures, and will affect
the cost of hedging such exposures. The Bank’s approach

to managing these factors tends to moderate their

impact over time, resulting in a more

stable and
predictable earnings stream.
Insurance Risk
Insurance risk is the risk of financial loss due

to actual experience emerging differently

from expectations in insurance product pricing

and/or design, underwriting,
reinsurance protection,

and claims or reserving either at the inception

of an insurance or reinsurance contract,

during the lifecycle of the claim or at the

valuation
date. Unfavourable experience could emerge

due to adverse fluctuations in timing, actual

size, frequency of claims (for example, driven

by non-life premium risk,
non-life reserving risk, catastrophic risk, mortality

risk, morbidity risk, and longevity risk),

policyholder behaviour,

or associated expenses.
Insurance contracts provide financial protection

by transferring insured risks to the issuer

in exchange for premiums. The Bank is

engaged in insurance businesses
relating to property and casualty insurance, life

and health insurance, and reinsurance, through

various subsidiaries; it is through these businesses

that the Bank is
exposed to insurance risk.
WHO MANAGES INSURANCE RISK
Senior management within the insurance business

units has primary responsibility for

managing insurance risk with oversight by

the CRO for Insurance, who
reports into the Bank’s Risk Management Group.

The Bank’s Audit Committee and the Bank’s Corporate

Governance Committee respectively act

as the Audit and Conduct review committees

for the Canadian
insurance company subsidiaries. The insurance

company subsidiaries also have their own

boards of directors who provide additional

risk management oversight.
HOW TD MANAGES INSURANCE RISK
The Bank’s risk governance practices are designed

to support independent oversight and

control of risk within the insurance business.

The TD Insurance Risk
Committee and its subcommittees provide

critical oversight of the risk management

activities within the insurance business

and monitor compliance with insurance
risk policies. The Bank’s Insurance Risk Management

Framework and Insurance Risk Policy collectively

outline the internal risk and control structure

to manage
insurance risk and include risk appetite, policies,

processes, as well as limits and governance.

These documents are maintained by Risk Management

and support
alignment with the Bank’s risk appetite for insurance

risk.
The assessment of insurance contract liabilities

(remaining coverage and incurred claims)

is central to the insurance operation.

TD Insurance establishes reserves
to cover estimated future payments (including

loss adjustment expenses) on all claims

or terminations/surrenders of premium

arising from insurance contracts
underwritten. The reserves cannot be established

with complete certainty and represent

management’s best estimate for future payments.

As such, TD Insurance
regularly monitors estimates against actual

and emerging experience and adjusts reserves

as appropriate if experience emerges

differently than anticipated.
Liabilities for incurred claims and liabilities

for remaining coverage are governed

by the Bank’s general insurance and life and health

reserving risk policies.
Sound product design is an essential element

of managing risk. The Bank’s exposure to insurance

risk is mostly short-term in nature as

the principal underwriting
risk relates to personal automobile and home

insurance and small commercial insurance.
Insurance market cycles, as well as changes

in insurance legislation, the regulatory

environment, judicial environment, trends

in court awards, climate patterns,
pandemics or other applicable public health emergencies,

and the economic environment may impact

the performance of the insurance business.

We maintain
premium, pricing and underwriting policies or

standards to help manage these inherent risks.
There is also exposure to concentration risk

associated with general insurance and

life and health insurance coverage. Exposure

to insurance risk concentration is
managed through established underwriting guidelines,

limits, and authorization levels that govern

the acceptance of risk. Concentration of

insurance risk is also
mitigated through the purchase of reinsurance.

The insurance business’ reinsurance programs

are governed by catastrophe and reinsurance

risk management
policies.
Strategies are in place to help manage the risk

to the Bank’s reinsurance business. Underwriting

risk on business assumed is managed

through a policy that limits
exposure

to certain types of business and countries.

The vast majority of reinsurance treaties

are annually renewable, which minimizes long-term

risk. Pandemic
exposure is reviewed and estimated annually

within the reinsurance business to manage

concentration risk.
Liquidity Risk
The risk of having insufficient cash or collateral

to meet financial obligations and an inability

to, in a timely manner, raise funding or monetize assets at

a non-
distressed price. Financial obligations can arise

from deposit withdrawals, debt maturities,

commitments to provide credit or liquidity

support or the need to pledge
additional collateral.
TD’S LIQUIDITY RISK APPETITE
TD follows a disciplined liquidity management

program, which is subject to risk governance

and oversight, and is designed to maintain

sufficient liquidity to permit
the Bank to operate through a significant

liquidity event without relying on extraordinary

central bank assistance. The Bank seeks

to maintain a stable and
diversified funding profile that emphasizes

funding assets and contingencies to the appropriate

term.
TD manages liquidity risk using a combination

of quantitative and qualitative measures.

This includes ensuring the Bank has sufficient liquidity

to satisfy its
operational needs and client commitments

in both normal and stress conditions. The

Bank maintains buffers over regulatory minimums

prescribed by OSFI’s
Liquidity Adequacy Requirements (LAR) Guideline.

The Bank targets a 90-day survival horizon

under a combined bank-specific and

market-wide stress scenario,
and a minimum surplus over prescribed

regulatory requirements. Under the LAR

guidelines, Canadian banks are required

to maintain a Liquidity Coverage Ratio
(LCR) of 100% or above (other than during

periods of financial stress), and a

Net Stable Funding Ratio (NSFR) of at least

100%. The Bank’s funding program
emphasizes maximizing deposits as

a core source of funding and having ready

access to wholesale funding markets across

diversified terms, funding types, and
currencies. This approach helps lower exposure

to a sudden contraction of wholesale funding

capacity and minimizes structural liquidity gaps.

The Bank also
maintains a Contingency Funding Plan to enhance

preparedness to address potential liquidity

stress events. The Bank’s strategies, plans and

governance
practices underpin an integrated liquidity risk

management program that is designed to reduce

exposure to liquidity risk and maintain

compliance with regulatory
requirements.
LIQUIDITY RISK MANAGEMENT RESPONSIBILITY
The Bank’s ALCO is responsible for establishing

effective management structures and practices

to ensure appropriate measurement, management,

and
governance of liquidity risk. The GLF Committee,

a subcommittee of the ALCO comprised of

senior management from Treasury, Wholesale Banking and Risk
Management, identifies and monitors the Bank’s liquidity

risks. The management of liquidity risk is

the responsibility of the SET member responsible

for Treasury,
while oversight and challenge are provided

by the ALCO and independently by

Risk Management. The Risk Committee

regularly reviews the Bank’s liquidity
position and approves the Bank’s Liquidity Risk

Management Framework bi-annually and

the related policies annually.
The following areas are responsible for

measuring, monitoring, and managing liquidity

risks for major business segments:
●

Enterprise Liquidity Risk in Risk Management

is responsible for liquidity risk management

and asset pledging policies, along with

associated limits, standards,
and processes which are established

to ensure that consistent and efficient liquidity

management approaches are applied across

all of the Bank’s operations.
Risk Management jointly owns the Liquidity

Risk Management Framework along with

the SET member responsible for Treasury. Enterprise Liquidity Risk provides oversight of liquidity risk across

the enterprise and provides independent risk

assessment and effective challenge of liquidity

risk management. Capital
Markets Risk Management is responsible

for independent liquidity risk metric reporting.
●

Treasury Liquidity Management manages the liquidity

position of the Canadian Personal and

Commercial Banking, Wealth Management, and

Insurance,
Corporate, Wholesale Banking, and U.S.

Retail segments, as well as the liquidity position

of CUSO; and
●

Other regional operations, including those

within TD’s insurance business, foreign branches,

and/or subsidiaries are responsible for

managing their liquidity risk
in compliance with their own policies and

local regulatory requirements, while maintaining

alignment with the enterprise framework.
HOW TD MANAGES LIQUIDITY RISK
The Bank manages the liquidity profile of

its businesses in accordance with a defined

liquidity risk appetite and maintains

minimum liquidity requirements using a
combination of internal and regulatory measures.
The Bank’s internal stress testing informs the

management of liquidity risk. Among scenarios

considered is a severe combined stress

event resulting in elevated
liquidity requirements and a loss of confidence

in the Bank’s ability to meet obligations as

they come due. In addition to this bank-specific

event, this scenario
incorporates a market-wide liquidity

stress that materially reduces the availability

of funding for all institutions and decreases

the marketability of assets. The
Bank’s liquidity risk management policies stipulate

that the Bank must maintain a sufficient level of

liquid assets to support business growth,

and to cover identified
stressed liquidity requirements

under the stress scenario, for a period

of up to 90 days. Key elements of

the scenario include:
●

loss of access to wholesale funding including

repayment of maturing debt in the next 90

days;
●

accelerated attrition or “run-off” of deposits;
●

increased utilization of available credit and liquidity

facilities;

and
●

increased collateral requirements associated

with downgrades in the Bank’s credit ratings.
Internal measures complement regulatory

liquidity requirements, such as the Liquidity

Coverage Ratio (LCR), the Net Stable

Funding Ratio (NSFR), and the Net
Cumulative Cash Flow (NCCF) monitoring

tool which are prescribed in OSFI’s LAR guidance.

The LCR requires that banks maintain an

adequate stock of
unencumbered high-quality liquid assets (HQLA)

to meet liquidity needs over a 30-day stress

period (a minimum LCR of 100%). The

NSFR requires that banks
maintain available stable funding (ASF) in excess

of required stable funding (RSF) for periods

up to one year (a minimum NSFR of 100%),

and the NCCF monitors
the Bank’s detailed cash flow gaps for various

time bands. As a result, the Bank’s liquidity is

managed to the higher of its internal liquidity

requirements and target
buffers over the regulatory minimums.
The Bank also considers regional regulatory

metrics as well as potential restrictions

on liquidity transferability in the calculation

of enterprise liquidity positions.
Accordingly, surplus liquidity domiciled in regulated subsidiaries may be excluded from consolidated liquidity

positions as appropriate. During fiscal 2024,

the Bank
maintained elevated liquidity levels (as compared

to fiscal 2023) as a risk management measure.

In the near-term, the Bank is targeting a liquidity

coverage ratio
of 150% for the Bank’s Canadian retail businesses,

TD Bank USA, N.A., TD Bank N.A. and

TD Securities Inc. This near-term elevated

liquidity should have a near-
term negative impact on net interest income

and net interest margin.
The Bank’s Funds Transfer Pricing process considers liquidity risk as a key determinant of the cost

or credit of funds to the Retail and Wholesale

Banking
businesses. Liquidity costs are reflective

of the funding needs and reserve requirements

driven by the liquidity risk profile of the Bank’s

assets, liabilities, and
contingent obligations like undrawn lines of

credit provided to our clients.
LIQUID ASSETS
The Bank’s unencumbered liquid assets may be

used to help address potential liquidity requirements

arising from stress events. Liquid asset eligibility

considers
estimated in-stress market values and trading

market depths, as well as operational, legal,

or other impediments to sale, rehypothecation

or pledging.

Assets held by the Bank to meet liquidity

requirements are summarized in the following

tables. The tables do not include assets held

within the Bank’s insurance
businesses as these are used to support insurance-specific

liabilities and capital requirements.
TABLE 46: SUMMARY OF LIQUID

ASSETS BY TYPE AND CURRENCY
(millions of Canadian dollars, except as noted)
As at

Securities

received as

collateral from

securities

financing and

Bank-owned

derivative

Total
Encumbered

Unencumbered

liquid assets

transactions liquid assets
liquid assets

liquid assets 1
October 31, 2024

Cash and central bank reserves
$ 41,200
$
–
$
41,200
$
819
$
40,381
Canadian government obligations
20,938 79,241 100,179 49,952 50,227
National Housing Act Mortgage-Backed
Securities (NHA MBS)
42,320 – 42,320 1,627 40,693
Obligations of provincial governments, public sector entities and multilateral development banks
41,788 28,332 70,120 39,339 30,781
Corporate issuer obligations
4,581 6,970 11,551 7,199 4,352
Equities
12,442 2,540 14,982 11,128 3,854
Total Canadian dollar-denominated
163,269 117,083 280,352 110,064 170,288
Cash and central bank reserves
125,271 – 125,271 218 125,053
U.S. government obligations
74,749 64,616 139,365 83,592 55,773
U.S. federal agency obligations, including U.S.

federal agency mortgage-backed obligations
76,085 15,008 91,093 28,147 62,946
Obligations of other sovereigns, public sector entities
and multilateral development banks
67,118 38,599 105,717 42,194 63,523
Corporate issuer obligations
74,072 16,758 90,830 31,291 59,539
Equities
53,525 37,204 90,729 52,894 37,835
Total non-Canadian dollar-denominated
470,820 172,185 643,005 238,336 404,669
Total
$ 634,089
$
289,268
$
923,357
$
348,400
$
574,957
October 31, 2023

Total Canadian dollar-denominated
153,281 123,806 277,087 113,486 163,601
Total non-Canadian dollar-denominated
408,299 182,652 590,951 212,888 378,063
Total
$ 561,580
$
306,458 $ 868,038 $ 326,374 $ 541,664
Unencumbered liquid assets include on-balance sheet assets, assets borrowed or purchased under resale agreements,

and other off-balance sheet collateral received less encumbered liquid assets.
Total unencumbered liquid assets increased by $ 33

billion from October 31, 2023 largely

as a result of higher deposit balances and

wholesale funding proceeds.
Unencumbered liquid assets held in The

Toronto-Dominion Bank and multiple domestic and foreign subsidiaries (excluding insurance subsidiaries) and branches
are summarized in the following table.
TABLE 47: SUMMARY OF UNENCUMBERED

LIQUID ASSETS BY BANK,

SUBSIDIARIES, AND BRANCHES
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
The Toronto-Dominion Bank (Parent) $ 227,435 $ 205,408
Bank subsidiaries 314,306 291,915
Foreign branches 33,216 44,341
Total $ 574,957 $ 541,664
FUNDING
The Bank’s primary approach to managing funding

activities is to maximize the use of deposits

raised through personal and commercial

banking channels.
The
Bank’s base of personal and commercial,

wealth, and Schwab sweep deposits make up approximately
70% (2023 – 70%) of the Bank’s total funding.
TABLE 55: SUMMARY OF DEPOSIT

FUNDING
(millions of Canadian dollars) As at
October 31, 2024 October 31, 2023
P&C deposits – Canadian $ 566,329 $ 529,078
P&C deposits – U.S.
1
433,406 446,355
Total $ 999,735 $ 975,433
1
P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.
WHOLESALE FUNDING
The Bank maintains various registered external

wholesale term (greater than 1 year) funding

programs to provide access to diversified

funding sources, including
asset securitization, covered bonds, and

unsecured wholesale debt. The Bank raises

term funding through Senior Notes, NHA MBS,

and notes backed by credit
card receivables (Evergreen Credit Card

Trust) and HELOC (Genesis Trust II). The Bank’s wholesale funding is diversified by geography, by currency, and by
funding types. The Bank raises short-term (1

year and less) funding using certificates of deposit,

commercial paper, and up until June 28, 2024, BAs.
The Bank maintains depositor concentration

limits in respect of short-term wholesale

deposits so that it is not overly reliant

on individual depositors for funding.
The Bank further limits short-term wholesale

funding maturity concentration in an effort

to mitigate refinancing risk during a stress

event.
MATURITY ANALYSIS OF ASSETS, LIABILITIES, AND OFF-BALANCE SHEET COMMITMENTS
The following table summarizes on-balance

sheet and off-balance sheet categories by remaining

contractual maturity. Off-balance sheet commitments include
contractual obligations to make future payments

on certain lease-related commitments, certain

purchase obligations,

and other liabilities. The values of credit
instruments reported in the following

table represent the maximum amount of additional

credit that the Bank could be obligated to extend

should such instruments
be fully drawn or utilized. Since a significant

portion of guarantees and commitments

are expected to expire without being

drawn upon, the total of the contractual
amounts is not representative of expected future

liquidity requirements. These contractual obligations

have an impact on the Bank’s short-term and

long-term
liquidity and capital resource needs.
The maturity analysis

presented does not depict the degree of

the Bank’s maturity transformation or the Bank’s exposure

to interest rate and liquidity risk. The
Bank’s objective is to fund its assets appropriately

to protect against borrowing cost volatility

and potential reductions to funding market

availability. The Bank
utilizes stable non-maturity deposits (chequing

and savings accounts) and term deposits

as the primary source of long-term funding

for the Bank’s non-trading
assets including personal and business

term loans and the stable balance of revolving

lines of credit.

Additionally, the Bank issues long-term funding in respect of such non-trading assets and raises short

term funding primarily to finance trading assets.

The liquidity of trading assets under stressed

market conditions is
considered when determining the appropriate

term of the funding.
TABLE 58: REMAINING CONTRACTUAL

MATURITY
(millions of Canadian dollars) As at
October 31, 2024
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,437 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,437
Interest-bearing deposits with banks
165,665 23 – – – – – – 4,242 169,930
Trading loans, securities, and other
1 3,773 4,852 6,777 4,852 4,729 11,756 28,458 27,484 83,089 175,770
Non-trading financial assets at fair value through
profit or loss
– 2 301 1,431 96 702 810 694 1,833 5,869
Derivatives
11,235 12,059 5,501 4,257 2,587 10,485 17,773 14,164 – 78,061
Financial assets designated at fair value through
profit or loss
367 251 486 613 292 1,144 1,865 1,399 – 6,417
Financial assets at fair value through other comprehensive

income
357 7,284 6,250 6,459 9,367 5,766 19,729 34,270 4,415 93,897
Debt securities at amortized cost, net of allowance
for credit losses
1,620 4,237 4,763 6,367 4,072 30,513 93,429 126,617 (3) 271,615
Securities purchased under reverse repurchase

agreements
2 134,310 35,360 19,897 10,119 5,299 1,722 482 – 1,028 208,217
Loans
Residential mortgages

7,502 11,817 13,066 16,074 4,353 86,112 132,381 60,344 – 331,649
Consumer instalment and other personal
974 1,758 2,509 4,077 6,137 28,498 88,052 35,096 61,281 228,382
Credit card
– – – – – – – – 40,639 40,639
Business and government

55,591 15,405 10,866 19,340 18,982 47,488 98,362 61,904 29,035 356,973
Total loans 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 130,955 957,643
Allowance for loan losses – – – – – – – – (8,094) (8,094)
Loans, net of allowance for loan losses 64,067 28,980 26,441 39,491 29,472 162,098 318,795 157,344 122,861 949,549
Customers’ liability under acceptances

– – – – – – – – – –
Investment in Schwab
– – – – – – – – 9,024 9,024
Goodwill
3 – – – – – – – – 18,851 18,851
Other intangibles
3 – – – – – – – – 3,044 3,044
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 1 4 12 81 562 3,130 6,039 9,837
Deferred tax assets
– – – – – – – – 4,937 4,937
Amounts receivable from brokers, dealers, and clients
22,115 – – – – – – – – 22,115
Other assets
6,556 2,478 2,989 556 367 373 312 153 14,397 28,181
Total assets $ 416,502 $ 95,534 $ 73,406 $ 74,149 $ 56,293 $ 224,640 $ 482,215 $ 365,255 $ 273,757 $ 2,061,751
Liabilities
Trading deposits $ 4,522 $ 2,516 $ 2,768 $ 2,101 $ 3,715 $ 5,488 $ 7,566 $ 1,736 $ – $ 30,412
Derivatives
9,923 11,556 5,740 3,319 2,783 8,800 12,877 13,370 – 68,368
Securitization liabilities at fair value
– 1,004 328 644 97 3,313 9,443 5,490 – 20,319
Financial liabilities designated at

fair value through profit or loss

50,711 25,295 51,967 40,280 37,964 1,477 – – 220 207,914
Deposits
4,5
Personal
14,229 31,997 30,780 16,971 19,064 15,120 15,590 7 497,909 641,667
Banks
14,714 4,287 2,434 16,343 6,954 – 3 – 12,963 57,698
Business and government
23,536 24,136 11,295 19,038 9,020 37,681 76,667 24,144 343,798 569,315
Total deposits 52,479 60,420 44,509 52,352 35,038 52,801 92,260 24,151 854,670 1,268,680
Acceptances – – – – – – – – – –
Obligations related to securities sold short
1 1,431 2,392 750 971 603 8,303 10,989 12,610 1,466 39,515
Obligations related to securities sold under repurchase

agreements
2 173,741 21,172 2,096 1,036 30 1,225 23 – 2,577 201,900
Securitization liabilities at amortized cost
119 589 819 438 144 1,843 4,823 3,590 – 12,365
Amounts payable to brokers, dealers, and clients
26,598 – – – – – – – – 26,598
Insurance-related liabilities
224 448 671 671 705 1,184 1,656 727 883 7,169
Other liabilities
12,396 14,478 7,279 1,114 876 1,886 1,421 5,608 6,820 51,878
Subordinated notes and debentures

– – – 200 – – – 11,273 – 11,473
Equity – – – – – – – – 115,160 115,160
Total liabilities and equity $ 332,144 $ 139,870 $ 116,927 $ 103,126 $ 81,955 $ 86,320 $ 141,058 $ 78,555 $ 981,796 $ 2,061,751
Off-balance sheet commitments
Credit and liquidity commitments
6,7
$ 31,198 $ 28,024 $ 26,127 $ 24,731 $ 21,440 $ 52,706 $ 174,388 $ 4,743 $ 1,948 $ 365,305
Other commitments
8
113 266 270 400 254 1,019 1,591 403 50 4,366
Unconsolidated structured entity commitments – – – 125 766 490 19 – – 1,400
Total off-balance sheet commitments $ 31,311 $ 28,290 $ 26,397 $ 25,256 $ 22,460 $ 54,215 $ 175,998 $ 5,146 $ 1,998 $ 371,071
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

As the timing of demand deposits and notice deposits is non-specific and callable by the depositor,

obligations have been included as having ‘no specific maturity’.
5

Includes $
75

billion of covered bonds with remaining contractual maturities of $
2

billion in ‘over 3 months to 6 months’, $
10

billion in ‘over 6 months to 9 months’, $
18

billion in ‘over 1 to
2 years’, $ 37

billion in ‘over 2 to 5 years’, and $
8

billion in ‘over 5 years’.
6

Includes $
609

million in commitments to extend credit to private equity investments.
7

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.
TABLE 58: REMAINING CONTRACTUAL

MATURITY
(continued)
(millions of Canadian dollars) As at
October 31, 2023
No
Less than 1 to 3 3 to 6 6 to 9 9 months Over 1 to Over 2 to Over specific
1 month months months months to 1 year 2 years 5 years 5 years maturity Total
Assets
Cash and due from banks $ 6,721 $ – $ – $ – $ – $ – $ – $ – $ – $ 6,721
Interest-bearing deposits with banks
91,966 559 – – – – – – 5,823 98,348
Trading loans, securities, and other
1 4,328 6,329 5,170 3,008 4,569 13,226 27,298 25,677 62,485 152,090
Non-trading financial assets at fair value through
profit or loss
– – 354 1,538 199 1,664 828 1,351 1,406 7,340
Derivatives
10,145 10,437 5,246 4,244 3,255 11,724 25,910 16,421 – 87,382
Financial assets designated at fair value through
profit or loss
374 496 375 695 324 838 1,470 1,246 – 5,818
Financial assets at fair value through other comprehensive

income
745 2,190 1,200 5,085 2,223 9,117 15,946 29,845 3,514 69,865
Debt securities at amortized cost, net of allowance
for credit losses
1,221 4,020 4,073 16,218 3,480 22,339 116,165 140,502 (2) 308,016
Securities purchased under reverse repurchase

agreements
2 124,253 33,110 29,068 7,381 7,298 955 506 – 1,762 204,333
Loans
Residential mortgages

1,603 2,616 5,860 10,575 14,181 57,254 168,475 59,733 44 320,341
Consumer instalment and other personal
894 1,580 2,334 3,830 5,974 27,166 85,487 34,183 56,106 217,554
Credit card
– – – – – – – – 38,660 38,660
Business and government

37,656 10,058 13,850 14,886 16,964 42,460 96,952 67,190 26,512 326,528
Total loans 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 121,322 903,083
Allowance for loan losses – – – – – – – – (7,136) (7,136)
Loans, net of allowance for loan losses 40,153 14,254 22,044 29,291 37,119 126,880 350,914 161,106 114,186 895,947
Customers’ liability under acceptances

14,804 2,760 5 – – – – – – 17,569
Investment in Schwab
– – – – – – – – 8,907 8,907
Goodwill
3 – – – – – – – – 18,602 18,602
Other intangibles
3 – – – – – – – – 2,771 2,771
Land, buildings, equipment, other depreciable
assets, and right-of-use assets
3 – 8 6 8 14 79 573 3,153 5,593 9,434
Deferred tax assets
4 – – – – – – – – 3,951 3,951
Amounts receivable from brokers, dealers, and clients
30,416 – – – – – – – – 30,416
Other assets
4 5,267 1,869 5,619 208 194 137 129 82 14,124 27,629
Total assets
4
$ 330,393 $ 76,032 $ 73,160 $ 67,676 $ 58,675 $ 186,959 $ 539,739 $ 379,383 $ 243,122 $ 1,955,139
Liabilities
Trading deposits $ 1,272 $ 1,684 $ 5,278 $ 4,029 $ 4,153 $ 6,510 $ 6,712 $ 1,342 $ – $ 30,980
Derivatives
9,068 9,236 4,560 3,875 2,559 8,345 16,589 17,408 – 71,640
Securitization liabilities at fair value
2 498 345 1,215 391 1,651 6,945 3,375 – 14,422
Financial liabilities designated at

fair value through profit or loss

48,197 30,477 37,961 42,792 32,473 112 – – 118 192,130
Deposits
5,6
Personal
6,044 19,095 22,387 14,164 19,525 17,268 20,328 51 507,734 626,596
Banks
19,608 68 29 – – – 4 1 11,515 31,225
Business and government
25,663 16,407 24,487 11,819 9,658 33,723 74,300 19,652 324,660 540,369
Total deposits 51,315 35,570 46,903 25,983 29,183 50,991 94,632 19,704 843,909 1,198,190
Acceptances 14,804 2,760 5 – – – – – – 17,569
Obligations related to securities sold short
1 135 1,566 1,336 1,603 1,309 5,471 19,991 11,971 1,279 44,661
Obligations related to securities sold under repurchase

agreements
2 146,559 10,059 6,607 457 1,142 150 46 – 1,834 166,854
Securitization liabilities at amortized cost
– 526 355 1,073 703 2,180 4,956 2,917 – 12,710
Amounts payable to brokers, dealers, and clients
30,872 – – – – – – – – 30,872
Insurance contract liabilities
4 243 305 327 258 253 694 1,131 501 2,134 5,846
Other liabilities
4 11,923 9,808 7,986 1,276 1,198 918 1,979 4,226 8,260 47,574
Subordinated notes and debentures

– – – – – 196 – 9,424 – 9,620
Equity
4
– – – – – – – – 112,071 112,071
Total liabilities and equity
4
$ 314,390 $ 102,489 $ 111,663 $ 82,561 $ 73,364 $ 77,218 $ 152,981 $ 70,868 $ 969,605 $ 1,955,139
Off-balance sheet commitments
Credit and liquidity commitments
7,8
$ 22,242 $ 24,178 $ 26,399 $ 21,450 $ 22,088 $ 47,826 $ 166,891 $ 5,265 $ 1,487 $ 337,826
Other commitments
9
109 279 214 197 204 889 1,364 424 73 3,753
Unconsolidated structured entity commitments – 836 3 239 95 729 – – – 1,902
Total off-balance sheet commitments $ 22,351 $ 25,293 $ 26,616 $ 21,886 $ 22,387 $ 49,444 $ 168,255 $ 5,689 $ 1,560 $ 343,481
Amount has been recorded according to the remaining contractual maturity of the underlying security.

2

Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3

Certain non-financial assets have been recorded as having ‘no specific maturity’.
4

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 of the Bank’s

2024 Consolidated Financial Statements for further details.
5

As the timing of demand deposits

and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
6

Includes $
54

billion of covered bonds with remaining contractual maturities of $
6

billion in ‘over 3 months to 6 months’, $
1

billion in ‘over 6 months to 9 months’, $
12

billion in ‘over 1 to
2 years’, $ 31

billion in ‘over 2 to 5 years’, and $
4

billion in ‘over 5 years’.
7

Includes $
573

million in commitments to extend credit to private equity investments.
8

Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
9

Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.